Consolidated Statements of Operations - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Grant and collaboration revenue	$ 30,414			$ 415,458			$ 220,539	$ 1,572,037	$ 1,823,658	$ 1,175,896
Operating expenses:
Research and development	1,224,362			416,756			2,659,980	1,687,113	2,444,459	1,910,715
General and administrative	757,432			435,013			2,562,641	1,364,650	2,196,014	1,637,674
Total operating expenses	1,981,794			851,769			5,222,621	3,051,763	4,640,473	3,548,389
Loss from operations	(1,951,380)			(436,311)			(5,002,082)	(1,479,726)	(2,816,815)	(2,372,493)
Other income (expense):
Interest income	877			90			3,998	902	2,271	6,359
Interest expense	0			(134,427)			(1,286)	(142,722)	(143,524)	(4,495)
Total other income (expense)	877			(134,337)			174,768	(141,820)	(141,253)	1,864
Net loss	$ (1,950,503)	$ (1,314,033)	$ (1,562,778)	$ (570,648)	$ (455,204)	$ (595,694)	$ (4,827,314)	$ (1,621,546)	$ (2,958,068)	$ (2,370,629)
Basic and diluted:
Net loss per common share (in dollars per share)	$ (0.31)			$ (0.73)			$ (0.80)	$ (2.85)	$ (2.14)	$ (781.87)
Weighted average shares outstanding (in shares)	6,349,297			782,978			6,005,032	569,955	1,383,829	3,032